Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,385,635	₩ 1,459,395	₩ 746,256
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	181,429	55,822	(60,181)
Shares of remeasurement gain (loss) of associates and joint ventures	(332)	(1,596)	786
Gain (loss) on valuation of equity instruments at fair value through other comprehensive income	(141,944)	144,890	51,696
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Loss on valuation of debt instruments at fair value through other comprehensive income	(16,630)	(15,110)	(9,699)
Valuation gain (loss) on cash flow hedge	64,091	141,855	(84,044)
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(95,421)	(136,583)	111,431
Share of other comprehensive income (loss) from associates and joint ventures	(10,851)	(24,216)	15,932
Exchange differences on translation of foreign operations	17,464	505	(2,666)
Total other comprehensive income	(2,194)	165,567	23,255
Total comprehensive income for the year	1,383,441	1,624,962	769,511
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	1,234,651	1,510,373	727,077
Non-controlling interest	₩ 148,790	₩ 114,589	₩ 42,434